Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions				12 Months Ended
	May 15, 2024	Mar. 22, 2024	May 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Nov. 14, 2023	Nov. 15, 2022	Nov. 12, 2021
Number of shares repurchased					26,619,000
Purchase of treasury stock				¥ 211,434	¥ 138,840	¥ 75
Total amount the company can pay out as a dividend				¥ 2,145,000
Number of share acquired in share based payment arrangement	149,000
Common stock [member]
Number of authorized shares				3,000,000,000	3,000,000,000
Share repurchase program [member]
Shares authorized to be repurchased amount	¥ 100,000						¥ 150,000	¥ 200,000	¥ 100,000
Number of shares repurchased	1,309,000	20,132,000	37,640,000
Purchase of treasury stock	¥ 13,000	¥ 150,000	¥ 200,000
Shares authorized to be repurchased, shares	15,000,000						26,000,000	61,000,000	33,000,000